Contingencies - Additional Information (Detail)								12 Months Ended
	Oct. 18, 2019 USD ($)	Feb. 06, 2019 USD ($)	Feb. 06, 2019 MXN ($)	Sep. 14, 2018 USD ($)	Aug. 01, 2017 MXN ($)	Mar. 22, 2017	Apr. 04, 2011 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	May 11, 2021 Exchange_Rate
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 8,321,816,000	$ 8,075,031,000
Legal proceedings damage sought by plaintiffs				$ 310,484,000	$ 800,000,000		$ 193,713,000				$ 153,000,000
Legal proceedings damage sought by plaintiffs						12.82
Closing exchange rate									19.9487				19.9223
Termination Resolution January 14 2019 [Member]
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities												$ 51,454,000
Pemex exploration and production [member]
Disclosure of contingent liabilities [line items]
Payments for legal proceedings claims for damage sought value								$ 34,576,000	$ 70,668,000
Contingent liability for guarantees [member] | Pemex industrial transformation [member]
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral to entity, related party transactions								150,000	2,992,305
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality trion field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												4,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cinturon plegado perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												3,333,000
Contingent liability for guarantees [member] | Exploration [member] | Ek Balam fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Assignment AE zero three nine eight Mission [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												255,000
Contingent liability for guarantees [member] | Exploration [member] | Ogarrio field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												250,000
Contingent liability for guarantees [member] | Exploration [member] | Cardenas and Mora fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												250,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area two perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												2,500,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area eighteen perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cuenca Salina [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												1,375,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual sixteen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												1,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area twenty nine Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												2,500,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty two Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Ebano [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												225,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area AE-0388-M-Miquetla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												245,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area five perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual seventeen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												1,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual Eighteen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												2,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty three Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty five Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area Satuario and El Golpe 3 field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs												$ 320,000
Provision of guarantees or collateral to entity, related party transactions								40,503,000	807,982,196
Contingent Liability for Work Performed [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs		$ 240,448,000	$ 284,000
Contingent Liability for Public Works Contract [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 137,300
Administrative Claim [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs										$ 2,009,598,000
Administrative Claim [member] | Pemex industrial transformation [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs								$ 113,582,000	$ 14,607,000